DEBENTURES	12 Months Ended
Dec. 31, 2019
DEBENTURES
DEBENTURES

NOTE 22 – DEBENTURES

22.1 - Composition of Debentures

Issuer	Date of Issue	Interest Rate	Due date	12/31/2019	12/31/2018
Estação Transmissora de Energia S.A. - ETE (Eletronorte)	06/2011	TJLP + 1,65% a.a.	07/10/2031	197,711	201,754

Transmissora Sul Brasileira de Energia - TSBE (Eletrosul)	09/2014	IPCA + 6,80% a.a.	09/15/2028	116,474	114,341

Extremoz Transmissora do Nordeste – ETN S.A. (CHESF)	04/2017	IPCA + 7,0291% a.a.	01/15/2029	150,322	152,133

Eletrobras (a)	05/2019	Taxa DI + 0,70% a.a. (Series 1) Taxa DI + 1,00% a.a. (Series 2) Taxa DI + 1,20% a.a. (Series 3) IPCA + 5,18% a.a. (Series 4)	04/25/2022 04/25/2024 04/25/2026 05/15/2029	1,106,9912,214,7911,006,967715,479	— — — —
Furnas (b)	11/2019	CDI 117,60% a.a (Series 1)	11/15/2024	450,543	—
				5,959,279	468,228
Total Current Liabilities				78,527	36,073
Total Non-Current Liabilities				5,880,751	432,155

a) Eletrobras Debentures

Eletrobras concluded on May 24, 2019 the offer of debentures, in four series for a total amount of R$ 5 billion.

b) Furnas Debentures

On December 20, 2019, the subsidiary Furnas concluded the offer of debentures, not convertible into shares with personal guarantee, in the amount of R$ 450 million.

22.2 - Movement of Debentures

The movement presented below comprises the years ended December 31, 2019 and 2018.

	12/31/2019	12/31/2018	12/31/2017
Current
Opening balance	36,073	183,432	12,442
Capture	—	5,586	175,680
Charges	242,167	41,512	29,539
Interest paid	(179,401)	—
Amortization of principal	(49,373)	(60,100)	(33,134)
Appropriate transaction costs	598	—
Transfer	28,463	(131,833)	(1,095)
Classification - Held for sale	—	(2,524)
Ending Balance	78,527	36,073	183,432

Non-current
Opening balance	432,155	287,347	188,933

Capture	5,450,000	109,832	107,248
Charges	27,059	8,941	—
Amortization of principal	—	(10,754)	—
Transfer	(28,463)	131,857	—
Classification - Held for sale	—	(95,068)	(8,834)
Ending Balance	5,880,751	432,155	287,347

Total	5,959,278	468,228	470,779

The long-term portion of the debentures is scheduled to mature as follows:

2021	2022	2023	2024	2025	After 2025	Total
47,067	1,150,905	54,021	2,702,273	75,042	1,851,443	5,880,751

The Company has covenants related to its debentures and has not identified any event of non-compliance for 2019. More details in note 21.5.